Unaudited Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Current assets
Cash and cash equivalents		$ 1,047,539	$ 154,937
Restricted cash		4,295	4,295
Accounts receivable, net		1,150,086	24,550,762
Other receivable		950,000	1,076,080
Inventory, net		38,752	337,971
Other current assets		294,465	784,645
Total current assets		4,225,054	27,648,607
Security deposit		300,000	1,500,000
Property, plant and equipment		398,438,283	390,323,968
TOTAL ASSETS		402,963,337	419,472,575
Current liabilities
Accounts payable		29,168,907	48,122,947
Loans payable to related party		593,231	593,231
Notes payable, current portion		121,254,888	121,915,613
Warrant liabilities		5,316,300	751,800
Accrued expenses and other current liabilities		71,802,763	60,928,865
Total current liabilities		244,838,071	249,014,438
Financial liability, net of closing costs		132,815,971	132,806,188
TOTAL LIABILITIES		377,654,042	381,820,626
Commitments and contingencies (Note 11)
STOCKHOLDERS’ EQUITY
Preferred stock
Common Stock		29,092	20,646
Additional paid-in capital		59,818,303	54,356,988
Accumulated deficit		(34,538,100)	(16,725,685)
TOTAL STOCKHOLDERS’ EQUITY		25,309,295	37,651,949		$ 41,435,227
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		402,963,337	419,472,575
Related Party
Current assets
Related party receivables		739,917	739,917
Current liabilities
Related party payable		$ 16,701,982	16,701,982
Previously Reported
Current assets
Cash and cash equivalents			154,937		407,182
Restricted cash			4,295		5,824
Accounts receivable, net			24,550,762
Related party receivables			739,917
Inventory, net			337,971
Other current assets			784,645		62,419
Total current assets			27,648,607		1,425,425
Security deposit			1,500,000		1,500,000
Property, plant and equipment			390,323,968		351,702,307
TOTAL ASSETS			419,472,575		354,627,732
Current liabilities
Accounts payable			40,277,568		8,474,052
Related party payable			16,701,982		38,932,248
Professional fees payable			10,542,379
Loans payable to related party			593,231		2,350,000
Notes payable, current portion			121,915,613		110,304,484
Warrant liabilities			751,800
Accrued expenses and other current liabilities			58,231,865		20,364,663
Total current liabilities			249,014,438		180,425,447
Financial liability, net of closing costs			132,806,188		132,767,058
TOTAL LIABILITIES			381,820,626		313,192,505
Commitments and contingencies (Note 11)
STOCKHOLDERS’ EQUITY
Preferred stock
Common Stock			20,646		140,228
Additional paid-in capital			54,356,988		70,313,190
Accumulated deficit			(16,725,685)		(29,018,191)
TOTAL STOCKHOLDERS’ EQUITY			37,651,949		41,435,227
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY			419,472,575		354,627,732
Previously Reported | Nonrelated Party
Current assets
Other receivable			$ 1,076,080		$ 950,000
DevvStream Corp.
Current assets
Cash and cash equivalents	$ 201,132			$ 3,446,111		$ 21,106
Total current assets	1,198,970			4,337,627		141,905
Property, plant and equipment						953
TOTAL ASSETS	5,792,422			11,871,295		142,858
Current liabilities
Accounts payable	9,672,211			10,682,665		6,097,902
Warrant liabilities	431,270			5,626,473
Total current liabilities	18,091,852			18,750,355		8,504,268
TOTAL LIABILITIES	18,091,852			31,464,840		8,504,268
STOCKHOLDERS’ EQUITY
Common Stock
Additional paid-in capital	30,702,600			14,174,914		13,321,266
Series A preferred stock subscription	900,000
Subscription receivable	(20,000)			(20,000)
Accumulated other comprehensive income (loss)	44,855			45,001		43,553
Accumulated deficit	(43,926,885)			(33,793,460)		(21,726,229)
TOTAL STOCKHOLDERS’ EQUITY	(12,299,430)			(19,593,545)		(8,361,410)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	5,792,422			11,871,295		142,858
Current liabilities
Mandatory convertible debentures						127,500
Current assets
Trade receivable	7,229			7,360
GST receivable	131,376			140,646		85,658
Corporate taxes receivable	171,573			171,573
Deferred financing costs	138,720			138,720
Prepaid expenses	272,140			175,896		35,141
Deposit on carbon credits purchase	164,191			173,649
Carbon credits	112,609			83,672
Restricted cash	79,990			6,405,000
Cryptocurrencies – restricted	2,738,489
Long-term advances	900,000
Deferred financing costs, long-term	69,170			172,925
Deposit on carbon credits purchase, long-term	207,212			247,754
Investment in associate	598,591			707,989
Current liabilities
Accounts payable and accrued liabilities – related parties	34,271			794,990		478,072
Convertible debentures	4,660,394
Convertible debentures – related parties				375,027		881,544
Default penalty liability on convertible debt	1,159,038
Derivative liabilities				72,500		919,250
Stock option liabilities	6,735			133,465
Stop loss provision liabilities	1,123,777			1,065,235
Promissory note payable	536,482
Deferred financing benefit	78,773
Convertible debentures, long term				8,800,339
Convertible debentures – related parties, long term				3,914,146
DevvStream Corp. | Related Party
Current liabilities
Convertible debentures	388,901			375,027
Convertible debentures – related parties	388,901			375,027
Convertible debentures, long term				3,914,146
Convertible debentures – related parties, long term				3,914,146
DevvStream Corp. | Nonrelated Party
Current liabilities
Convertible debentures	4,660,394
Convertible debentures, long term				$ 8,800,339